LOANS RECEIVABLE, NET, Allowance for Credit Losses by Portfolio Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 97,676	$ 40,484
Provision for credit losses	493,613	115,065
Write-off of loans receivable	(336,173)	(56,808)
Exchange differences	(16,297)	(1,065)
Ending balance	238,819	97,676
Commercial [Member]
Allowance for Credit Loss [Roll Forward]
Beginning balance	7,699	28,324
Provision for credit losses	(1,202)	7,343
Write-off of loans receivable	(4,772)	(27,311)
Exchange differences	(285)	(657)
Ending balance	1,440	7,699
Consumer [Member]
Allowance for Credit Loss [Roll Forward]
Beginning balance	89,977	12,160
Provision for credit losses	494,815	107,722
Write-off of loans receivable	(331,401)	(29,497)
Exchange differences	(16,012)	(408)
Ending balance	$ 237,379	$ 89,977